PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Other Collaboration Receivables*	54,078	40,376
Interest receivable	47	1,517
Other receivables*	790	948
Lease receivables	1,388	188
VAT recoverable	717	1,396
Prepayments*	12,231	17,330
Total	69,251	61,755

*Certain prior year amounts have been reclassified for comparative purposes